Fair Values Of Financial Instruments - Summary of corresponding underlying asset (Detail)	12 Months Ended
Dec. 31, 2022
PJ3N6U001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO TDJ23
PL3N7V001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	BONO TDL23
PF3N2H001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	LT X17F3
X3JN6G001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	LCER16J3$
XY3N5J001 [Member]
Disclosure Of Changes In Underlying Asset [Line Items]
Underlying	LT X19Y3